INCOME TAXES - Reconciliation of Income Tax Expense (Details) - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
INCOME TAXES
Net income (loss) for the year	$ (359,999)	$ (40,955)	$ (45,570)
Statutory Cayman Islands corporate tax rate	0.00%	0.00%	0.00%	0.00%
Expected tax expense (recovery)	$ 0	$ 0	$ 0